Details of treasury and other financial risks (Tables)	12 Months Ended
Dec. 31, 2025
Details of treasury and other financial risks [Abstract]
Contractual cash obligation	The accompanying table presents a summary of the Group’s fixed contractual cash obligations and commitments as of December 31, 2025. These amounts are an estimate of future payments which could change as a result of various factors such as a change in interest rates, foreign exchange, and contractual provisions, as well as changes in business strategy and needs. Therefore, the actual payments made in future periods may vary from those presented.
Philips Group
Contractual cash obligations 1 2 in millions of EUR

	2025
		Payments due by period
	Total	Less than 1 year	1-3 years	3-5 years	After 5 years
Long-term debt	7,086		1,630	1,806	3,650
Short-term debt	1,174	1,174
Interest on debt	1,765	216	402	361	786
Derivative liabilities	36	35	1	-	-
Purchase obligations ³	1,189	293	390	306	200
Trade and other payables	1,927	1,927
Contractual cash obligations	13,177	3,645	2,423	2,473	4,636
Philips Group
Contractual cash obligations 1 2 in millions of EUR

	2024
		Payments due by period
	Total	Less than 1 year	1-3 years	3-5 years	After 5 years
Long-term debt	7,168		2,006	1,338	3,824
Short-term debt	525	525
Interest on debt	1,792	197	368	325	902
Derivative liabilities	72	64	8	-	-
Purchase obligations ³	1,161	300	307	210	344
Trade and other payables	1,830	1,830
Contractual cash obligations	12,548	2,916	2,689	1,873	5,070
[1]Amounts in this table are undiscounted
[2]This table excludes post-employment benefit plan contribution commitments, contingent consideration and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.
[3]Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding for the Group. They specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. They do not include open purchase orders or other commitments which do not specify all significant terms.

Carrying amount of financial liabilities	Philips Group
Carrying amount of financial liabilities [1] in millions of EUR

	2025	2024
Presented in accounts payables:	117	97
- of which suppliers have received payment from finance provider	99	85
Philips Group
Range of payment due dates

	2025	2024
Liabilities that are part of the arrangements	60-135 days	30-135 days
Comparable trade payables that are not part of the arrangements	0-140 days	0-135 days
[1]There were no material business combinations or foreign exchange differences during the year.

Estimated transaction exposure and related hedges	The accompanying table outlines the estimated nominal value in millions of EUR for committed and anticipated transaction exposure and related hedges for Philips’ most significant currency exposures consolidated as of December 31, 2025.
Philips Group
Estimated transaction exposure and related hedges in millions of EUR

	Sales/Receivables		Purchases/Payable
	Exposure	Hedges	Exposure	Hedges
Balance as of December 31, 2025
Exposure currency
USD	1,814	(1,526)	(1,127)	1,023
JPY	600	(354)	(6)	6
GBP	259	(173)	(10)	10
CNY	304	(267)	(177)	177
PLN	53	(32)	(2)	2
CAD	260	(159)
AUD	160	(98)
CHF	154	(105)	(1)	1
KRW	143	(85)
ILS	5	(3)	(206)	128
EUR	187	(186)	(178)	178
Others	165	(112)	(70)	37
Total 2025	4,104	(3,100)	(1,777)	1,562
Total 2024	4,420	(3,188)	(1,743)	1,543

Estimated impact of 10% increase of value of the EUR on the fair value of hedges	The accompanying table contains an overview of the instantaneous 10% increase in the value of
EUR against major currencies.
Philips Group
Estimated impact of 10% increase of value of the EUR on the fair value of hedges in millions of EUR

	2025	2024
USD	59	63
JPY	19	13
GBP	10	13
CHF	10	7

Impact of the hedged item and hedging instruments	The impact of the hedged item (included in long-term debt) and the hedging instruments (included in other non-current liabilities) on the consolidated balance sheet is:
Philips Group
Carrying amount and fair value adjustments of fair value hedge relationships in millions of EUR

	2025
	Carrying amount/ Notional amount	Accumulated fair value adjustments/Carrying amount	Change in fair value used for measuring ineffectiveness for the period
Fixed-rate long-term debt	(245)	4	4
Interest rate swaps	250	(4)	(4)

Interest rate sensitivity	The following table provides the impact of a 1% increase/decrease of interest rates on the fair value of the debt and the annualized net interest expenses.
Philips Group
Interest rate sensitivity in millions of EUR

	2025	2024
Impact 1% interest rate increase on annualized net interest expense ¹	27	23
[1]The impact is based on the outstanding net floating-rate position as of December 31, 2025.

Credit risk with number of counterparties	The accompanying table shows the number of financial institutions with credit rating A- and above with which Philips has cash at hand and short-term deposits above EUR 10 million as of December 31, 2025.
Philips Group
Credit risk with number of counterparties for deposits above EUR 10 million

	10-100 million	100-500 million	500 million and above
AAA rated bank counterparties		2
AA- rated bank counterparties	1	1
A+ rated bank counterparties	2	3
A rated bank counterparties	2	2
A- rated bank counterparties		2
Total	5	10